Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Commitments [Line Items]
Rent expense	$ 700,000	$ 700,000	$ 800,000
Purchase commitments	$ 300,000
Non-cancelable Facility Sublease beginning October 1, 2011
Other Commitments [Line Items]
Square feet of laboratory space and office space | ft²	31,104
Lease agreement expiration date	Apr. 30, 2017
Aggregate rent over life of lease	$ 3,400,000
Security deposit for lease	$ 60,000
Non-cancelable Facility Sublease beginning December 1, 2013
Other Commitments [Line Items]
Square feet of laboratory space and office space | ft²	7,934
Lease agreement expiration date	Dec. 31, 2016
Aggregate rent over life of lease	$ 700,000
Lease termination date for office space	2015-06